Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan. 04, 2013
Entity Registrant Name	AURORA GOLD CORP
Entity Central Index Key	0001037049
Entity Filer Category	Smaller Reporting Company